Investment Managers Series Trust II
235 West Galena Street
Milwaukee, Wisconsin 53212

August 4, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, DC 20549

Re:	Investment Managers Series Trust II (the “Trust”)
File Nos. 333-191476 and 811-22894

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for Regal Total Return Fund, a series of the Trust (the “Fund”) does not differ from that contained in Post-Effective Amendment No. 125 to the Trust’s Registration Statement on Form N1-A. This Amendment was filed electronically on July 28, 2017.

If you have any questions or require further information, do not hesitate to contact the undersigned at (626) 914-2109.

Sincerely,

/s/ Sardjono Kadiman
Sardjono Kadiman
Investment Managers Series Trust II